Economic Dependency	12 Months Ended
Dec. 31, 2013
Economic Dependency [Abstract]
Economic Dependency
Economic Dependency
Prior to transitioning to self-management on January 8, 2014, the Company engaged, under various agreements, its Former Manager and its affiliates to provide certain services that are essential to the Company, including asset management services and supervision of the management and leasing of properties owned by the Company, the sale of shares of the Company's common stock, as well as other administrative responsibilities for the Company including information technology, legal services and investor relations. See Note 23 — Subsequent Events for additional information on the Company's transition to self-management.
As a result of these relationships, the Company was dependent upon its Former Manager, the Sponsor and their affiliates. In the event that these companies were unable to provide the Company with the respective services, the Company would have been required to find alternative providers of these services. As a result of the ARCT III Merger, the Company internalized certain accounting and property acquisition services previously performed by its Former Manager and its affiliates. The Company may from time to time engage its Former Manager for legal, information technology or other support services for which it will pay a fee.